INVENTORIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Consignment inventories included in finished goods	$ 7,438	$ 2,524
Inventory reserve	3,971	3,793
Cost of revenue of sold inventories which purchased from related parties	$ 1,608	$ 308